Janus Henderson Enterprise Fund

Schedule of Investments (unaudited)

June 30, 2021

Shares or Principal Amounts		Value
Common Stocks– 97.9%
Aerospace & Defense – 3.0%
L3Harris Technologies Inc	1,572,814	$339,963,746
Teledyne Technologies Inc*	850,644	356,275,227
		696,238,973
Airlines – 1.0%
Ryanair Holdings PLC (ADR)*	2,030,937	219,767,693
Auto Components – 0.6%
Visteon Corp*	1,239,334	149,885,054
Banks – 1.0%
SVB Financial Group*	418,682	232,967,225
Biotechnology – 2.2%
Ascendis Pharma A/S (ADR)*	581,926	76,552,365
BioMarin Pharmaceutical Inc*	1,595,564	133,133,860
Emergent BioSolutions Inc*	1,001,221	63,066,911
Neurocrine Biosciences Inc*	1,581,538	153,915,278
Sarepta Therapeutics Inc*	1,073,081	83,421,317
		510,089,731
Capital Markets – 4.5%
Cboe Global Markets Inc	1,599,178	190,382,141
Charles Schwab Corp	1,887,947	137,461,421
LPL Financial Holdings Inc£	4,111,220	554,932,476
MSCI Inc	318,576	169,826,494
		1,052,602,532
Commercial Services & Supplies – 3.1%
Cimpress PLC*,£	2,154,740	233,595,363
Edenred	3,438,610	195,892,122
Ritchie Bros Auctioneers Inc	4,870,747	288,737,882
		718,225,367
Containers & Packaging – 0.9%
Sealed Air Corp	3,577,465	211,964,801
Diversified Consumer Services – 1.7%
Courser Inc*,#	611,634	24,196,241
frontdoor Inc*	3,437,401	171,251,318
Terminix Global Holdings Inc*	4,325,747	206,381,389
		401,828,948
Electric Utilities – 1.3%
Alliant Energy Corp	5,354,787	298,582,923
Electrical Equipment – 1.8%
Sensata Technologies Holding PLC*	7,037,320	407,953,440
Electronic Equipment, Instruments & Components – 5.5%
Dolby Laboratories Inc	1,770,446	174,017,137
Flex Ltd*	18,018,604	321,992,453
National Instruments Corp	5,780,684	244,407,320
TE Connectivity Ltd	3,992,326	539,802,398
		1,280,219,308
Entertainment – 0.9%
Liberty Media Corp-Liberty Formula One*	4,351,051	209,764,169
Equity Real Estate Investment Trusts (REITs) – 2.3%
Crown Castle International Corp	509,122	99,329,702
Lamar Advertising Co	4,251,997	443,993,527
		543,323,229
Health Care Equipment & Supplies – 8.2%
Boston Scientific Corp*	11,997,287	513,003,992
Cooper Cos Inc	1,303,156	516,401,628
Dentsply Sirona Inc	3,998,600	252,951,436
ICU Medical Inc*	1,011,072	208,078,618
STERIS PLC	1,047,487	216,096,568
Teleflex Inc	498,871	200,441,379
		1,906,973,621
Health Care Technology – 0.1%
Doximity Inc - Class A*	305,772	17,795,930
Hotels, Restaurants & Leisure – 1.4%
Aramark	5,025,079	187,184,193
GVC Holdings PLC*	5,658,423	136,606,373
		323,790,566
Information Technology Services – 12.3%
Amdocs Ltd	5,484,437	424,276,046
Broadridge Financial Solutions Inc	3,434,236	554,732,141
Fidelity National Information Services Inc	2,652,558	375,787,892

Shares or Principal Amounts		Value
Common Stocks– (continued)
Information Technology Services– (continued)
Global Payments Inc	1,982,747	$371,844,372
GoDaddy Inc*	5,769,561	501,721,025
WEX Inc*	1,933,556	374,916,508
Wix.com Ltd*	876,240	254,354,947
		2,857,632,931
Insurance – 6.2%
Aon PLC	2,198,895	525,008,170
Intact Financial Corp	3,674,011	499,225,587
Oscar Health Inc - Class A*,#	1,508,106	32,424,279
WR Berkley Corp	5,220,135	388,534,648
		1,445,192,684
Internet & Direct Marketing Retail – 1.2%
Wayfair Inc*	843,605	266,334,535
Life Sciences Tools & Services – 4.2%
ICON PLC*	108,875	22,505,551
Illumina Inc*	379,172	179,427,982
PerkinElmer Inc	1,262,833	194,994,044
PRA Health Sciences Inc*	1,935,691	319,795,510
Waters Corp*	770,816	266,401,718
		983,124,805
Machinery – 2.9%
Ingersoll Rand Inc*	5,771,292	281,696,763
Rexnord Corp	4,538,839	227,123,504
Wabtec Corp	1,943,389	159,940,915
		668,761,182
Oil, Gas & Consumable Fuels – 1.5%
Magellan Midstream Partners LP	7,147,831	349,600,414
Pharmaceuticals – 2.5%
Catalent Inc*	2,864,931	309,756,340
Elanco Animal Health Inc*	6,150,175	213,349,571
Royalty Pharma PLC - Class A	1,270,668	52,084,681
		575,190,592
Professional Services – 0.7%
Verisk Analytics Inc	882,284	154,152,660
Real Estate Management & Development – 0.6%
Redfin Corp*	2,144,267	135,967,970
Road & Rail – 1.9%
JB Hunt Transport Services Inc	2,724,241	443,915,071
Semiconductor & Semiconductor Equipment – 8.2%
KLA Corp	1,973,353	639,780,776
Lam Research Corp	490,890	319,422,123
Microchip Technology Inc	2,442,607	365,755,972
NXP Semiconductors NV	891,643	183,428,798
ON Semiconductor Corp*	10,126,024	387,624,199
		1,896,011,868
Software – 10.7%
Atlassian Corp PLC*	666,046	171,080,576
Ceridian HCM Holding Inc*	3,556,449	341,134,588
Constellation Software Inc/Canada	329,994	499,866,093
Dynatrace Inc*	2,895,335	169,145,471
j2 Global Inc*	868,384	119,446,219
Nice Ltd (ADR)*	2,057,634	509,182,110
SS&C Technologies Holdings Inc	8,676,112	625,200,631
Topicus.com Inc*	613,728	44,591,098
		2,479,646,786
Specialty Retail – 3.3%
Burlington Stores Inc*	586,749	188,927,311
CarMax Inc*	3,429,068	442,864,132
Vroom Inc*,#	3,091,131	129,394,744
		761,186,187
Textiles, Apparel & Luxury Goods – 1.0%
Gildan Activewear Inc	6,528,988	241,050,237
Trading Companies & Distributors – 1.2%
Ferguson PLC	1,972,450	274,174,942
Total Common Stocks (cost $12,402,611,917)		22,713,916,374
Investment Companies– 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº,£((cost $471,202,063)	471,189,613	471,236,732
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	14,018,568	14,018,568

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0500%, 7/1/21	$3,504,642	$3,504,642
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,523,210)		17,523,210
Total Investments (total cost $12,891,337,190) – 100.0%		23,202,676,316
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(330,307)
Net Assets – 100%		$23,202,346,009

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$20,043,263,682	86.4%
Canada	1,573,470,897	6.8
Israel	763,537,057	3.3
Ireland	242,273,244	1.0
France	195,892,122	0.9
Australia	171,080,576	0.7
United Kingdom	136,606,373	0.6
Denmark	76,552,365	0.3

Total	$23,202,676,316	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 6/30/21
Common Stocks - 3.4%
Capital Markets - 2.4%
LPL Financial Holdings Inc	$3,083,415	$-	$239,725,239	$554,932,476
Commercial Services & Supplies - 1.0%
Cimpress PLC*	-	-	71,645,105	233,595,363
Total Common Stocks	$3,083,415	$-	$311,370,344	$788,527,839
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	344,722	15,828	(22,937)	471,236,732
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	260,739∆	-	-	14,018,568
Total Affiliated Investments - 5.5%	$3,688,876	$15,828	$311,347,407	$1,273,783,139

(1) For securities that were affiliated for a portion of the period ended June 30, 2021, this column reflects amounts for the entire period ended June 30, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 6/30/21
Common Stocks - 3.4%
Capital Markets - 2.4%
LPL Financial Holdings Inc	315,207,237	-	-	554,932,476
Commercial Services & Supplies - 1.0%
Cimpress PLC*	161,950,258	-	-	233,595,363
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 0.0636%ºº	659,506,681	2,063,479,616	(2,251,742,456)	471,236,732
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	17,467,560	474,125,191	(477,574,183)	14,018,568

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital, Inc.:
Canadian Dollar	8/5/21	(146,604,000)	$121,418,973	$3,132,890
Euro	8/5/21	17,000,000	(20,843,360)	(673,011)
Euro	8/5/21	(90,277,000)	110,555,020	3,442,158

				5,902,037
Citibank, National Association:
Canadian Dollar	8/5/21	12,400,000	(10,179,120)	(174,294)
Canadian Dollar	8/5/21	(84,085,000)	69,503,960	1,660,755
Euro	8/5/21	(45,759,000)	56,079,988	1,787,339

				3,273,800
Credit Suisse International:
Canadian Dollar	8/5/21	(204,521,000)	169,584,474	4,568,594
Euro	8/5/21	19,430,000	(23,816,614)	(763,091)

				3,805,503
HSBC Securities (USA), Inc.:
Canadian Dollar	8/5/21	(160,609,000)	132,995,205	3,409,318
Euro	8/5/21	(99,130,000)	121,459,033	3,842,165

				7,251,483
JPMorgan Chase Bank, National Association:
Canadian Dollar	8/5/21	(13,530,000)	11,210,270	293,714
Euro	8/5/21	(166,160,000)	203,514,601	6,367,231

				6,660,945
State Street:
Canadian Dollar	8/5/21	85,000	(70,545)	(1,963)
Euro	8/5/21	(6,904,000)	8,460,880	269,345

				267,382
Total				$27,161,150

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended June 30, 2021

Market Value(a)
Forward foreign currency exchange contracts, purchased	$ 7,971,495
Forward foreign currency exchange contracts, sold	425,444,276

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount purchased or sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2021.

#	Loaned security; a portion of the security is on loan at June 30, 2021.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$22,713,916,374	$-	$-
Investment Companies	-	471,236,732	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,523,210	-
Total Investments in Securities	$22,713,916,374	$488,759,942	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	28,773,509	-
Total Assets	$22,713,916,374	$517,533,451	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$1,612,359	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70219 08-21